Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments and Contingent Liabilities [Abstract]
Royalty commitments, description	Under the Company’s research and development agreements with the Israel Innovation Authority (the IIA) and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the IIA.
Outstanding contingent obligation to pay royalties	$ 3,603